LONG-TERM DEBT LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Mar. 31, 2017
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000	$ 1,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 1.25%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 300	$ 300